FAIR VALUES (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Schedule of Financial Instruments Measured at Fair Value
The financial instruments of the group measured at fair value at the end of the period are detailed below:

Items	Level 1	Level 2	Level 3
Assets
Argentine Central Bank Bills(*)	7,373,724	—	—
Government Securities(*)	944,976,822	234,830,834	9,980,195
Corporate Securities(*)	99,797,558	26,619,817	7,767,891
Derivative Financial Instruments	—	12,114,688	—
Other Debt Securities(**)	2,006,110,656	839,905,003	—
Other Financial Assets	250,970,927	43,211	19,724,965
Loans and Other Financing	—	33,438,340	—
Financial Assets Pledged as Collateral	12,912,024	—	—
Investments in Equity Instruments(***)	34,062,429	—	38,694,297
Total Assets	3,356,204,140	1,146,951,893	76,167,348
Liabilities
Liabilities at Fair Value through Profit or Loss	61,842,719	—	—
Derivative Financial Instruments	—	19,304,382	—
Total Liabilities	61,842,719	19,304,382	—
Total as of 03.31.25	3,294,361,421	1,127,647,511	76,167,348
(*) They are included in Debt Securities at Fair Value through Profit or Loss.
(**) For Government Securities at Fair Value through OCI.
(***) As a result of the merger between Mercado Abierto Electrónico S.A. and Matba Rofex S.A. on February 28, 2025, a share exchange was carried out between the shareholders of the aforementioned companies for the new shares of A3 Mercados S.A., the company resulting from the merger. These new shares are valued at their quoted market price at the end of the reporting period.

Items	Level 1	Level 2	Level 3
Assets
Argentine Central Bank Bills(*)	2,816,801	—	—
Government Securities(*)	1,450,991,646	12,416,632	31,851,611
Corporate Securities(*)	62,051,013	73,030,873	4,768,406
Derivative Financial Instruments	—	4,517,903	—
Other Debt Securities(**)	1,512,345,135	982,634,164	2,553,142
Other Financial Assets	341,279,478	47,144	20,677,139
Loans and Other Financing	—	26,974,180	—
Financial Assets Pledged as Collateral	34,531,438	124,991,769	—
Investments in Equity Instruments (***)	10,446,504	—	35,246,796
Total Assets	3,414,462,015	1,224,612,665	95,097,094
Liabilities
Liabilities at Fair Value through Profit or Loss	9,777,215	—	—
Derivative Financial Instruments	—	8,329,699	—
Total Liabilities	9,777,215	8,329,699	—
Total as of 12.31.24	3,404,684,800	1,216,282,966	95,097,094
(*) They are included in Debt Securities at Fair Value through Profit or Loss.
(**) For Government Securities at Fair Value through OCI.
Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of the instruments included in Level 3 fair value is detailed below:

Level 3	12.31.24	Transfers	Recognition	Derecognition	Income	Inflation Effect	03.31.25
Government Securities	31,851,611	(18,151,855)	8,050,496	(12,337,521)	2,202,330	(1,634,866)	9,980,195
Corporate Securities	4,768,406	1,966,815	2,561,275	(1,275,736)	160,849	(413,718)	7,767,891
Other debt securities	2,553,142	(2,589,985)	—	—	36,843	—	—
Other Financial Assets	20,677,139	—	3,746,452	(4,375,313)	1,308,687	(1,632,000)	19,724,965
Investments in Equity Instruments	35,246,796	(3,588,741)	1,359,457	—	8,456,763	(2,779,978)	38,694,297
Total	95,097,094	(22,363,766)	15,717,680	(17,988,570)	12,165,472	(6,460,562)	76,167,348

Level 3	12.31.23	Transfers	Recognition	Derecognition	Income	Inflation Effect	12.31.24
Government Securities	—	27,559,656	7,656,760	(1,816,970)	3,803,350	(5,351,185)	31,851,611
Corporate Securities	586,750	3,684,969	5,211,105	(3,316,469)	(267,420)	(1,130,529)	4,768,406
Other debt securities	—	—	2,452,871	—	100,271	—	2,553,142
Other Financial Assets	—	—	22,646,415	(2,589,263)	619,987	—	20,677,139
Investments in Equity Instruments	16,378,957	—	18,567,711	(4,435,586)	16,456,888	(11,721,174)	35,246,796
Total	16,965,707	31,244,625	56,534,862	(12,158,288)	20,713,076	(18,202,888)	95,097,094

Summary of Assets and Liabilities Recorded at Amortized Cost
The comparison between the book value and the fair value of the main assets and liabilities recorded at amortized cost at period closing is detailed below:

Items Assets/Liabilities at closing	Book value	Fair value	Level 1 FV	Level 2 FV	Level 3 FV
Assets
Cash and Due from Banks	6,161,588,760	6,161,588,760	6,161,588,760	—	—
Repurchase Transactions	61,100,392	61,100,392	61,100,392	—	—
Loans and Other Financing	16,450,644,932	16,915,905,361	—	1,638,470,000	15,277,435,361
Other Financial Assets	2,053,116,168	2,074,884,556	2,042,820,816	—	32,063,740
Other Debt Securities	2,055,839,425	1,831,097,897	1,829,517,856	—	1,580,041
Financial Assets Pledged as Collateral	1,073,816,651	1,073,816,651	1,073,816,651	—	—
Liabilities
Deposits	19,220,849,572	19,221,430,554	—	—	19,221,430,554
Repurchase Transactions	111,695,652	111,695,652	111,695,652	—	—
Financing from the Argentine Central Bank and Other Financial Institutions	517,648,489	517,651,927	—	—	517,651,927
Debt Securities	1,061,434,677	1,056,848,014	1,056,848,014	—	—
Subordinated Debt Securities	271,441,661	272,731,218	—	—	272,731,218
Other Financial Liabilities	4,758,917,377	4,758,917,377	—	—	4,758,917,377